ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued advertising fees	$ 23,555	$ 19,599
VAT and other taxes payable	21,022	30,345
Accrued payroll and staff welfare	1,538	1,622
Accrued sales return	784	451	$ 1,376
Accrued professional fees	701	765
Others	1,356	1,309
Total	48,956	54,091
Movements in accrued sales return
Balance at the beginning of the period	451	1,376
Allowance for sales return accrued in the year	9,104	7,154	15,732
Utilization of accrued sales return allowance	(8,771)	(8,079)
Balance at the end of the period	$ 784	$ 451	$ 1,376